Pension and Other Postretirement Plans Defined Benefit Plans Periodic Benefit (Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Financing Component Abstract
Pension settlement charge	$ (111.6)	[1]	$ 0	$ 0
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Medical cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)	8.50%
Ultimate future medical cost trend rate beyond next fiscal year to 2023 (Defined Benefit Plans) (in hundredths)	4.50%
Prescription drug cost trend rate for the next fiscal year (Defined Benefit Plans) (in hundredths)	8.50%
Ultimate future prescription drug cost trend rate beyond next fiscal year to 2023 (Defined Benefit Plans) (in hundredths)	4.50%
Employer voluntary contributions in next fiscal year	60.0
Pension Plan [Member]
Operating Component Abstract
Service Cost	0		0
Service Cost	0		0	0
Amortization of prior service cost	(0.4)		(0.4)	(0.4)
Financing Component Abstract
Interest cost	288.3		271.5	298.4
Expected return on plan assets	(422.3)		(396.4)	(387.3)
Recognized net actuarial losses	46.6		75.4	70.2
Net periodic benefit cost (income)	23.8		(49.9)	(19.1)
Defined Benefit Plan, Plan Amendment [Abstract]
Employer Contributions	23.4		82.1
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)	4.96%		4.17%	4.98%
Expected long-term return on plan assets (in hundredths)	7.00%		7.00%	7.50%
OPEB Plans [Member]
Operating Component Abstract
Service Cost	0.1		0.1
Service Cost	0		0.1	0.1
Amortization of prior service cost	(3.6)		(3.7)	(3.7)
Financing Component Abstract
Interest cost	11.9		11.1	14.4
Expected return on plan assets	(3.1)		(2.4)	(2.7)
Recognized net actuarial losses	1.0		2.3	4.5
Net periodic benefit cost (income)	6.2		7.4	12.6
Defined Benefit Plan, Plan Amendment [Abstract]
Employer Contributions	21.6		16.3
Weighted average assumptions used to determine net periodic benefit cost (income) [Abstract]
Discount rate (in hundredths)	4.73%		3.94%	4.78%
Expected long-term return on plan assets (in hundredths)	5.30%		4.10%	4.25%
Rate of increase in future compensation levels (in hundredths)	0.00%		0.00%	0.00%
Assumed healthcare cost trend rates for medical and prescription drug costs [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	0.4
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	10.0
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	0.4
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	9.0
Pension Settlement Charge [Member] | Pension Plan [Member]
Financing Component Abstract
Pension settlement charge	111.6		0	0
Pension Settlement Charge [Member] | OPEB Plans [Member]
Financing Component Abstract
Pension settlement charge	0		0	0
Pension settlements paid [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements paid	(295.2)		0
Pension settlements paid [Member] | OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlements paid	$ 0		$ 0

[1]	During 2014, we recorded a non-cash pension settlement charge of $72.5 million ($111.6 million pretax) in connection with our tax-qualified noncontributory defined benefit pension plan (the “Aetna Pension Plan”). We did not record any non-cash pension settlement charges during 2013 or 2012. Refer to Note 11 beginning on page 109 for additional information on the pension settlement charge.